CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated (deficit) earnings Cumulative effect period of adoption CNY (¥)	Accumulated (deficit) earnings CNY (¥)	Accumulated (deficit) earnings USD ($)	Equity attributable to The9 Limited Cumulative effect period of adoption CNY (¥)	Equity attributable to The9 Limited CNY (¥)	Equity attributable to The9 Limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	Cumulative effect period of adoption CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2022	¥ 57,603		¥ 4,371,228		¥ 7,327		¥ (12,528)			¥ (4,378,321)			¥ 45,309		¥ (17,771)			¥ 27,538
Balance (in shares) at Dec. 31, 2022 | shares	861,045	861,045
Net income (loss)										20,003			20,003		(7,427)			12,576
Currency translation adjustments							786						786					786
Consolidated subsidiary															262			262
Deconsolidated subsidiary																		0	$ 0
Share-based compensation	¥ 15,698		55,062										70,760					70,760
Share-based compensation (in shares) | shares	218,250,000	218,250,000
Issuance of convertible notes	¥ 10,765		32,297										43,062					43,062
Issuance of convertible debt (in shares) | shares	150,000	150,000
Conversion of convertible notes into ordinary shares	¥ 12,253		12,569										24,822					24,822
Conversion of convertible notes into ordinary shares (in shares) | shares	175,931	175,931
Accounting Standards Update [Extensible Enumeration]																	us-gaap:AccountingStandardsUpdate202308Member
Balance at Dec. 31, 2023	¥ 96,319		4,471,156		7,327		(11,742)		¥ (1,532)	(4,356,786)		¥ (1,532)	206,274		(24,936)		¥ (1,532)	181,338
Balance (in shares) at Dec. 31, 2023 | shares	1,405,226,000	1,405,226,000
Net income (loss)										(73,424)			(73,424)		(218)			(73,642)
Currency translation adjustments							(148)						(148)					(148)
Consolidated subsidiary															1,099			1,099
Deconsolidated subsidiary															10,278			10,278	1,470
Establishment of Joint Venture	¥ 48,685		(48,685)
Establishment of Joint Venture (in shares) | shares	678,683,000	678,683,000
Share-based compensation	¥ 18,394		44,063										62,457					62,457
Share-based compensation (in shares) | shares	257,970,000	257,970,000
Issuance of ordinary shares to exchange for investment	¥ 90,659		34,670										125,329					125,329
Issuance of ordinary shares to exchange for investment (in shares) | shares	1,272,085,000	1,272,085,000
Conversion of convertible notes into ordinary shares	¥ 8,914		9,247										18,161					18,161
Conversion of convertible notes into ordinary shares (in shares) | shares	125,111,000	125,111,000
Balance at Dec. 31, 2024	¥ 262,971		4,510,451		7,327		(11,890)			(4,430,210)			338,649		(13,777)			324,872
Balance (in shares) at Dec. 31, 2024 | shares	3,739,075,000	3,739,075,000
Net income (loss)										(402,446)			(402,446)		(6,470)			(408,916)
Currency translation adjustments							(34)						(34)					(34)
Consolidated subsidiary															700			700
Cancellation of ordinary shares	¥ (48,685)		48,685
Cancellation of ordinary shares (in shares) | shares	(678,683,000)	(678,683,000)
Deconsolidated subsidiary															(1,496)			(1,496)	(214)
Acquisition of remaining 49% noncontrolling interest	¥ 4,664		(4,711)										(47)					(47)
Acquisition of remaining 49% noncontrolling interest (shares) | shares	66,356,000	66,356,000
Share-based compensation	¥ 72,240		43,813										116,053					116,053
Share-based compensation (in shares) | shares	1,011,911,000	1,011,911,000
Issuance of ordinary shares for equity financing	¥ 18,159		51,545										69,704					69,704
Issuance of ordinary shares for equity financing (in shares) | shares	253,688,000	253,688,000
Cancellation of contingently redeemable shares			15,613										15,613					15,613
Conversion of convertible notes into ordinary shares	¥ 12,542		40,846										53,388					53,388
Conversion of convertible notes into ordinary shares (in shares) | shares	175,313,000	175,313,000
Balance at Dec. 31, 2025	¥ 321,891	$ 46,030	¥ 4,706,242	$ 672,984	¥ 7,327	$ 1,048	¥ (11,924)	$ (1,705)		¥ (4,832,656)	$ (691,061)		¥ 190,880	$ 27,296	¥ (21,043)	$ (3,009)		¥ 169,837	$ 24,287
Balance (in shares) at Dec. 31, 2025 | shares	4,567,660	4,567,660